Pension Plans and Other Postretirement Benefits - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contributions	$ 567	$ 552	$ 520
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	27	78	25
Multiemployer plans, plan contributions	20	19	19
Benefit obligation	4,740	6,009	6,462
Net periodic benefit cost	$ (173)	(186)	(218)
Pension Plan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target investment allocations	12.00%
Pension Plan | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target investment allocations	77.00%
Pension Plan | Real estate investment
Defined Benefit Plan Disclosure [Line Items]
Target investment allocations	5.00%
Pension Plan | Private equity investments
Defined Benefit Plan Disclosure [Line Items]
Target investment allocations	3.00%
Pension Plan | Hedge fund investments
Defined Benefit Plan Disclosure [Line Items]
Target investment allocations	3.00%
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans, plan contributions	$ 62	60	54
Benefit obligation	159	207
Net periodic benefit cost	$ 4	$ 4	$ 12